Other gain (loss)	12 Months Ended
Mar. 31, 2015
Other gain (loss)
Other gain (loss)

8. Other gain (loss)

Other gain (loss) consisted of the following:

	2015	2014	2013
Operating rent income	1,374	626	—
Loss from sale of fixed assets	(66)	(102)	—
Other income/(loss)	122	33	(1)

Total other income/expenses	1,430	557	(1)